PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2024	2023
Government authorities	$111,580	$90,455
Interest receivable	4,206	1,124
Prepaid expenses	105,910	90,017
Other	17,384	16,371
	$239,080	$197,967